Income Taxes - Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Nov. 27, 2016	Nov. 29, 2015
Income Tax Disclosure [Abstract]
Foreign tax credit carryforwards	$ 92,845	$ 116,862
State net operating loss carryforwards	8,721	12,412
Foreign net operating loss carryforwards	85,095	91,235
Employee compensation and benefit plans	247,235	255,458
Advance royalties	58,633	69,881
Accrued liabilities	28,680	31,915
Sales returns and allowances	29,338	26,461
Inventory	14,272	17,196
Property, plant and equipment	6,971	16,459
Other	14,472	17,528
Total gross deferred tax assets	586,262	655,407
Less: Valuation allowance	(68,212)	(75,753)
Deferred tax assets, net of valuation allowance	518,050	579,654
Unrealized gains or losses on investments	0	(344)
Total net deferred tax assets	518,050	579,310
Long-term
Net deferred tax assets	586,262	655,063
Valuation allowance	(68,212)	(75,753)
Total net deferred tax assets	$ 518,050	$ 579,310